SCHEDULE OF SHARE-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation expense	$ 947	$ 788	$ 1,441
Less: Share-based compensation expense attributable to non-controlling interests	130	61	150
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	817	727	1,291
Cost Of Sale [Member]
Share-based compensation expense	4	1	9
Research And Development Expenses [Member]
Share-based compensation expense	435	387	849
Selling And Marketing Expenses [Member]
Share-based compensation expense	48	36	118
General And Administrative Expenses [Member]
Share-based compensation expense	$ 460	$ 364	$ 465